UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      STANDARD PACIFIC CAPITAL LLC
Address:  101 CALIFORNIA STREET, 36TH FLR
          SAN FRANCISCO, CA 94111

13 File Number: 28-6046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank J. Martin, Esq.
Title:     General Counsel and Chief Compliance Officer
Phone:
Signature, Place and Date of Signing:

    Frank J. Martin  August 10, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    165079



List of Other Included Managers:

 No.  13F File Number     Name

 01   28-6046             STANDARD PACIFIC CAPITAL L.L.C
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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D 99 CENTS ONLY STORES  COM STK  COMMON STOCK     65440K106     6385   470200 SH       SOLE     01          470200        0        0
D APOLLO GROUP INC CL A COM STK  COMMON STOCK     037604105     6259    88000 SH       SOLE     01           88000        0        0
D BANK OF AMERICA CORP  COM STK  COMMON STOCK     060505104     7564   573000 SH       SOLE     01          573000        0        0
D BED BATH BEYOND INC  COM STK   COMMON STOCK     075896100     5772   187700 SH       SOLE     01          187700        0        0
D CHURCH & DWIGHT CO.I NC. COM S COMMON STOCK     171340102     8988   165500 SH       SOLE     01          165500        0        0
D COMMSCOPE INC  COM STK         COMMON STOCK     203372107     5252   200000 SH       SOLE     01          200000        0        0
D CROWN HOLDINGS INC  COM STK    COMMON STOCK     228368106     5673   235000 SH       SOLE     01          235000        0        0
D GOLD FIELDS LTD NEW  ADR       ADRS STOCKS      38059T106     5812   482300 SH       SOLE     01          482300        0        0
D INTUIT  COM STK                COMMON STOCK     461202103     9049   321000 SH       SOLE     01          321000        0        0
D ISHARES IBOXX H/Y CO RP BOND   US ETF'S - US TR 464288513    15185   190500 SH       SOLE     01          190500        0        0
D JM SMUCKER CO  COM STK         COMMON STOCK     832696405     7591   156000 SH       SOLE     01          156000        0        0
D LORILLARD INC                  COMMON STOCK     544147101     7319   108000 SH       SOLE     01          108000        0        0
D MORGAN STANLEY  COM STK        COMMON STOCK     617446448     4818   169000 SH       SOLE     01          169000        0        0
D OFFICE DEPOT INC  COM STK      COMMON STOCK     676220106     5609  1230000 SH       SOLE     01         1230000        0        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104     9853   344500 SH       SOLE     01          344500        0        0
D RED HAT INC  COM STK           COMMON STOCK     756577102     4831   240000 SH       SOLE     01          240000        0        0
D REDWOOD TRUST INC  COM REIT    REITS/RICS       758075402     6181   418800 SH       SOLE     01          418800        0        0
D RITE AID CORP  COM STK         COMMON STOCK     767754104     8133  5386038 SH       SOLE     01         5386038        0        0
D TRANSATLANTIC HLDGS INC COM ST COMMON STOCK     893521104     5871   135500 SH       SOLE     01          135500        0        0
D UNITED STS STL CORP  COM STK   COMMON STOCK     912909108     5897   165000 SH       SOLE     01          165000        0        0
D VIVO PARTICIPACOES S  A ADR    ADRS STOCKS      92855S200     7717   407424 SH       SOLE     01          407424        0        0
D WALGREEN CO  COM STK           COMMON STOCK     931422109    15320   521100 SH       SOLE     01          521100        0        0
S REPORT SUMMARY                 22 DATA RECORDS              165079        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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